Consolidated Balance Sheets - USD ($) $ in Thousands	May 31, 2025	May 31, 2024
Current assets
Cash and cash equivalents	$ 1,612,379	$ 1,389,359
Restricted cash, current	180,724	177,411
Term deposits, current	1,092,115	1,320,167
Short-term investments	1,873,502	2,065,579
Accounts receivable, net of allowance of US$1,034 and US$1,579 as of May 31, 2024 and 2025, respectively	33,629	29,689
Inventory, net	80,884	92,806
Prepaid expenses and other current assets, net of allowance of US$605 and US$713 as of May 31, 2024 and 2025, respectively	307,902	309,464
Total current assets	5,187,702	5,388,878
Restricted cash, non-current	24,030	22,334
Term deposits, non-current	355,665	169,203
Property and equipment, net	767,346	507,981
Land use rights, net	54,900	4,450
Amounts due from related parties, non-current	12,464	7,273
Long-term deposits	48,815	38,161
Intangible assets, net	13,020	18,672
Goodwill, net	43,832	103,958
Long-term investments, net (including available-for-sale investment of US$135,777 and US$130,539 as of May 31, 2024 and 2025, respectively)	388,481	355,812
Deferred tax assets, non-current, net	97,932	72,727
Right-of-use assets	793,842	653,905
Other non-current assets	17,470	188,319
Total assets	7,805,499	7,531,673
Current liabilities
Accounts payable (including accounts payable of the consolidated variable interest entities without recourse to the Company of US$105,174 and US$[ ] as of May 31, 2024 and 2025, respectively)	80,484	105,681
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated variable interest entities without recourse to the Company of US$738,409 and US$[ ] as of May 31, 2024 and 2025, respectively)	830,583	774,805
Income taxes payable (including income taxes payable of the consolidated variable interest entities without recourse to the Company of US$[ ] and US$[ ] as of May 31, 2024 and 2025, respectively)	167,881	139,822
Deferred revenue (including deferred revenue of the consolidated variable interest entities without recourse to the Company of US$1,775,102 and US$[ ] as of May 31, 2024 and 2025, respectively)	1,954,464	1,780,063
Operating lease liabilities, current (including operating lease liabilities, current of the consolidated variable interest entities without recourse to the Company of US$196,936 and US$251,600 as of May 31, 2024and 2025, respectively)	255,997	199,933
Total current liabilities	3,289,814	3,000,855
Deferred tax liabilities, non-current (including deferred tax liabilities, non-current of the consolidated variable interest entities without recourse to the Company of US$[ ] and US$[ ] as of May 31, 2024 and 2025, respectively)	14,174	19,407
Unsecured senior notes (including unsecured senior notes of the consolidated variable interest entities without recourse to the Company of US$ and US$ as of May 31, 2024 and May 31, 2025, respectively)	14,403	14,403
Operating lease liabilities, non-current (including operating lease liabilities, non-current of the consolidated variable interest entities without recourse to the Company of US$443,117 and US$[ ] as of May 31, 2024 and 2025, respectively)	533,376	447,994
Total liabilities	3,851,767	3,482,659
Commitments and contingencies (Note 20)
Equity
Common shares (US$0.01 par value; 3,000,000,000 shares authorized as of May 31, 2024 and 2025; [ ] and [ ] shares issued as of May 31, 2024 and 2025; [ ] and [ ] shares outstanding as of May 31, 2024 and 2025, respectively)	1,703	1,703
Treasury stock	(122)	(55)
Additional paid-in capital	1,467,274	1,869,953
Statutory reserves	502,917	485,753
Retained earnings	1,770,716	1,514,361
Accumulated other comprehensive loss	(80,615)	(95,781)
Total New Oriental Education & Technology Group Inc. shareholders' equity	3,661,873	3,775,934
Non-controlling interests	291,859	273,080
Total equity	3,953,732	4,049,014
Total liabilities and equity	7,805,499	7,531,673
Related Party [Member]
Current assets
Amounts due from related parties, current	6,567	4,403
Current liabilities
Amounts due to related parties (including amounts due to related parties of the consolidated variable interest entities without recourse to the Company of US$551 and US$[ ] as of May 31, 2024 and 2025, respectively)	$ 405	$ 551